Gains on Investment Securities and Dividends - Gains on Investment Securities and Dividends (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Net Investment Income [Line Items]
Net gains on investment securities	[1]	¥ 30,731	¥ 25,705	¥ 40,151
Dividends income		2,292	2,145	1,925
Gains on investment securities and dividends		¥ 33,023	¥ 27,850	¥ 42,076

[1]	Unrealized changes in fair value of investments in equity securities have been included in “Net gains on investment securities.”